General and Administrative Expenses - Summary of General And Administrative Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
General and Administrative Expense [Abstract]
Salaries and employment benefits	¥ 51,457		¥ 35,547	¥ 28,963
Share-based compensation expenses	40,820		87,980	726
Professional service expenses	20,075		13,343	3,910
Bank charges	7,849		7,380	3,374
Directors and Officers Liability Insurance premium	6,127
VAT Surcharge	3,845		3,423	2,136
Office expenses	3,811		3,058	1,554
Rental and utilities expenses	2,332		1,468	1,158
Depreciation and amortizations	1,875		1,538	1,201
Travelling expenses	1,648		2,682	719
Bad debt expense	1,218	$ 187	626	376
Other	9,150		4,771	2,060
Total	¥ 150,207	$ 23,020	¥ 161,816	¥ 46,177